Consolidated Statements of Financial Position € in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)	[1]	Dec. 31, 2015 EUR (€) [1]
Current assets:
Cash and cash equivalents | €		€ 23,962		€ 22,486		€ 17,194
Marketable securities | €		2,162	[2]	972	[2]	5,971
Restricted cash and marketable securities | €		3,265	[3]	15	[3]	73
Receivable from concession project | €		1,286
Financial assets | €		1,249
Trade and other receivables | €		10,645		9,487		7,552
Total Current assests | €		42,569		32,960		30,790
Non-current assets
Investment in equity accounted investee | €		27,655		29,273		31,216
Advances on account of investments | €		8,825		812
Financial assets | €		1,249		1,265		4,470
Receivable from concession project | €		27,725
Fixed assets | €		78,837		73,274		72,564
Intangible asset | €		5,505
Restricted cash and deposits | €		3,660		5,134		4,886
Deferred tax | €		1,777		2,485		2,610
Long term receivables | €		1,535		3,261		778
Total Non-current assets | €		155,519		115,504		116,524
Total assets | €		198,088		148,464		147,314
Current liabilities
Current maturities of long term loans | €		3,103		1,094		1,040
Debentures | €		4,644		4,744		4,482
Trade payables | €		1,349		1,601		799
Other payables | €		2,187		3,119		2,954
Total current liabilities | €		11,283		10,558		9,275
Non-current liabilities
Finance lease obligations | €		3,690		4,020		4,340
Long-term loans | €		42,091		16,961		11,984
Debentures | €		52,987		29,046		32,226
Deferred tax | €		5,982		881		756
Other long-term liabilities | €		4,555		2,627		2,291
Total Non-current liabilities | €		109,305		53,535		51,597
Total liabilities | €		120,588		64,093		60,872
Equity
Share capital | €		19,980		19,980		19,980
Share premium | €		58,339		58,334		58,331
Treasury shares | €		(1,736)		(1,722)		(1,711)
Reserves | €		2,357		2,664		1,938
Retained earnings (accumulated deficit) | €		(299)		5,816		8,148
Total equity attributed to shareholders of the Company | €		78,641		85,072		86,686
Non-Controlling Interest | €		(1,141)		(701)		(244)
Total equity | €		77,500		84,371		86,442
Total liabilities and equity | €		€ 198,088		€ 148,464		€ 147,314
USD [Member]
Current assets:
Cash and cash equivalents | $	$ 28,700
Marketable securities | $	2,590
Restricted cash and marketable securities | $	3,911
Receivable from concession project | $	1,540
Financial assets | $	1,496
Trade and other receivables | $	12,750
Total Current assests | $	50,987
Non-current assets
Investment in equity accounted investee | $	33,124
Advances on account of investments | $	10,570
Financial assets | $
Receivable from concession project | $	33,208
Fixed assets | $	94,427
Intangible asset | $	6,594
Restricted cash and deposits | $	4,384
Deferred tax | $	2,128
Long term receivables | $	1,839
Total Non-current assets | $	186,274
Total assets | $	237,261
Current liabilities
Current maturities of long term loans | $	3,717
Debentures | $	5,562
Trade payables | $	1,616
Other payables | $	2,619
Total current liabilities | $	13,514
Non-current liabilities
Finance lease obligations | $	4,420
Long-term loans | $	50,415
Debentures | $	63,465
Deferred tax | $	7,165
Other long-term liabilities | $	5,456
Total Non-current liabilities | $	130,921
Total liabilities | $	144,435
Equity
Share capital | $	23,931
Share premium | $	69,876
Treasury shares | $	(2,079)
Reserves | $	2,823
Retained earnings (accumulated deficit) | $	(358)
Total equity attributed to shareholders of the Company | $	94,193
Non-Controlling Interest | $	(1,367)
Total equity | $	92,826
Total liabilities and equity | $	$ 237,261

[1]	Please refer to note 2C for functional and presentation currency.
[2]	During 2016 and 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 3.389% and a maturity date of December 30, 2018. During 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
[3]	Current accounts and bank deposits securing short term obligations.